UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SQ Advisors, LLC
Address: 1400 Gulf Shore Boulevard North
         Suite 184
         Naples, FL  34102

13F File Number:  028-14805

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mary C. Johnston
Title:     Chief Compliance Officer
Phone:     (239) 213-9399

Signature, Place, and Date of Signing:

 /s/   Mary C. Johnston     Naples, FL     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $1,013,791 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2624       21 SH       SOLE                       21        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702   106824  1281939 SH       SOLE                  1281939        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    55661  1681763 SH       SOLE                  1681763        0        0
CENOVUS ENERGY INC             COM              15135U109    65051  2045940 SH       SOLE                  2045940        0        0
CROWN HOLDINGS INC             COM              228368106    64698  1875835 SH       SOLE                  1875835        0        0
DELL INC                       COM              24702R101    75213  6011056 SH       SOLE                  6011056        0        0
DIRECTV                        COM CL A         25490A101    74928  1534789 SH       SOLE                  1534789        0        0
FISERV INC                     COM              337738108   112991  1564537 SH       SOLE                  1564537        0        0
LOWES COS INC                  COM              548661107    97492  3427986 SH       SOLE                  3427986        0        0
OAKTREE CAP GROUP LLC          UNIT 99/99/9999  674001201      566    16000 SH       SOLE                    16000        0        0
ORACLE CORP                    COM              68389X105    54604  1838517 SH       SOLE                  1838517        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    73000  5645800 SH       SOLE                  5645800        0        0
TE CONNECTIVITY LTD            REG SHS          H84989104    89213  2795778 SH       SOLE                  2795778        0        0
US BANCORP DEL                 COM NEW          902973304      450    14000 SH       SOLE                    14000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    57681  1287765 SH       SOLE                  1287765        0        0
WELLS FARGO & CO NEW           COM              949746101    82795  2475936 SH       SOLE                  2475936        0        0